Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 06, 2017
Supplement [Text Block]	tf3_SupplementTextBlock
TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Retail Class | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock
TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Retail Class | Transamerica Event Driven | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Retail Class | Transamerica Event Driven | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Retail Class | Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Retail Class | Transamerica Event Driven | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Class I2 | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock
TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class I2 | Transamerica Event Driven | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class I2 | Transamerica Event Driven | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class I2 | Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class I2 | Transamerica Event Driven | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Advisor Class | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock
TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Advisor Class Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Advisor Class | Transamerica Event Driven | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Advisor Class | Transamerica Event Driven | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Advisor Class | Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Advisor Class | Transamerica Event Driven | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Class T1 and Class T2 | Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock
TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectus

* * *

The following replaces in its entirety the corresponding information in the Prospectus and Summary Prospectus under the heading “Performance”:

Average Annual Total Returns (periods ended December 31, 2016)

	1 Year	Since Inception	Inception Date
Class I2			03/31/2015
Return before taxes	7.81%	0.33%
Return after taxes on distributions	7.09%	-0.10%
Return after taxes on distributions and sale of fund shares	4.43%	0.06%
BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)	0.66%	0.47%

* * *

Investors Should Retain this Supplement for Future Reference

June 6, 2017

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2016)
Class T1 and Class T2 | Transamerica Event Driven | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.81%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class T1 and Class T2 | Transamerica Event Driven | Return after taxes on distributions | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class T1 and Class T2 | Transamerica Event Driven | Return after taxes on distributions and sale of fund shares | Class I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Class T1 and Class T2 | Transamerica Event Driven | BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%